FAIR VALUE MEASUREMENT -Significant Recurring Level 3 Fair Value Liability Input Sensitivity (Details) - Guarantee liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Significant Recurring Level 3 Fair Value Liability Input Sensitivity
Weighted-average cumulative default rates	2.30%	2.40%
Increase by 10%	¥ 13,222	¥ 3,685
Decrease by 10%	¥ (13,222)	¥ (3,685)